Income Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, net	$ 19	$ 18	$ 17
Deferred income tax liabilities, net	$ 1,805	1,242	$ 1,733
Amounts of deferred tax assets not recognised		37
Date of initial maturity	2022
Date of expiration	2025
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses carryforward		10
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses carryforward		25
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses carryforward		$ 1,747